Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Geographic Information [Line Items]
Revenues, net	$ 114,088	$ 108,694	$ 86,405
U.S [Member]
Geographic Information [Line Items]
Revenues, net	60,541	63,656	45,528
EMEA [Member]
Geographic Information [Line Items]
Revenues, net	32,015	24,720	21,600
Asia Pacific [Member]
Geographic Information [Line Items]
Revenues, net	16,092	11,963	16,042
Other [Member]
Geographic Information [Line Items]
Revenues, net	$ 5,440	$ 8,355	$ 3,235